PPMFunds

Schedules of Investments (Unaudited)

September 30, 2022

	Shares/Par[1]	Value ($)
PPM Core Plus Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 45.6%
U.S. Treasury Note 20.8%
Treasury, United States Department of
0.25%, 03/15/24 - 07/31/25	342,000	310,025
1.50%, 10/31/24 - 02/15/30	1,466,000	1,305,874
2.88%, 06/15/25 - 05/15/32	3,342,600	3,111,453
2.25%, 11/15/25	980,000	922,731
0.38%, 12/31/25 - 01/31/26	1,500,000	1,323,555
0.88%, 09/30/26	200,000	175,969
1.25%, 11/30/26 - 06/30/28	1,245,000	1,069,364
0.63%, 03/31/27	335,000	287,367
2.63%, 05/31/27	904,000	848,630
1.38%, 11/15/31	403,000	327,563
1.88%, 02/15/32	82,000	69,495
2.75%, 08/15/32	310,000	283,553
		10,035,579
Mortgage-Backed Securities 20.3%
Federal Home Loan Mortgage Corporation
2.00%, 04/01/36 - 03/01/52	914,008	747,885
3.50%, 08/01/37 - 04/01/50	558,618	515,197
4.00%, 10/01/45 - 10/01/52	483,752	451,674
3.00%, 11/01/46 - 05/01/52	281,246	245,786
4.50%, 11/01/48 - 08/01/52	183,086	174,598
2.50%, 05/01/50 - 11/01/51	515,562	435,711
Federal National Mortgage Association, Inc.
3.00%, 09/01/32 - 03/01/52	1,118,115	995,856
2.50%, 10/01/35 - 01/01/52	1,257,663	1,087,477
2.00%, 05/01/36 - 01/01/52	1,807,333	1,489,254
3.50%, 08/01/37 - 06/01/52	607,588	556,931
TBA, 3.00%, 10/15/37 (a)	275,000	255,148
4.00%, 01/01/47 - 09/01/49	338,222	317,841
4.50%, 05/01/47 - 12/01/48	274,463	266,020
TBA, 3.50%, 10/15/52 (a)	145,000	130,387
Government National Mortgage Association
3.00%, 10/20/46 - 02/20/52	593,490	528,845
3.50%, 05/20/47 - 07/20/51	474,723	435,995
4.00%, 07/20/47	133,047	125,774
4.50%, 12/20/48 - 02/20/49	54,992	53,215
2.50%, 03/20/51 - 07/20/51	558,651	483,303
2.00%, 09/20/51 - 03/20/52	299,018	249,753
TBA, 4.00%, 10/15/52 (a)	220,000	205,234
		9,751,884
U.S. Treasury Bond 3.9%
Treasury, United States Department of
3.75%, 08/15/41	461,000	441,624
2.00%, 11/15/41	125,000	89,395
3.13%, 11/15/41	316,000	274,722
2.50%, 02/15/45 - 02/15/46	756,000	574,500
3.00%, 02/15/48	444,000	373,515
1.63%, 11/15/50	81,000	50,233
2.88%, 05/15/52	80,000	67,062
		1,871,051
U.S. Government Agency Obligations 0.4%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (b)	229,000	178,931
Municipal 0.2%
Dallas/Fort Worth International Airport
2.84%, 11/01/46	55,000	38,544
The Dormitory Authority of the State of New York
3.19%, 02/15/43	100,000	73,325
		111,869
Total Government And Agency Obligations (cost $24,825,643)		21,949,314
CORPORATE BONDS AND NOTES 39.5%
Financials 15.5%
AerCap Ireland Capital Designated Activity Company
2.45%, 10/29/26	165,000	139,499
3.00%, 10/29/28	163,000	131,414
3.30%, 01/30/32	73,000	55,064
Ares Finance Co. IV LLC
3.65%, 02/01/52 (c)	66,000	41,158
Bank of America Corporation
3.56%, 04/23/27	65,000	59,998
1.73%, 07/22/27	103,000	88,362
3.59%, 07/21/28	90,000	81,204
4.95%, 07/22/28	170,000	163,491
4.27%, 07/23/29	333,000	303,628
2.59%, 04/29/31	100,000	79,445
2.30%, 07/21/32	140,000	104,758
2.68%, 06/19/41	65,000	42,014
Barclays PLC
3.56%, 09/23/35 (d)	95,000	69,896
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	95,000	61,208
BlackRock, Inc.
2.10%, 02/25/32	268,000	205,332
Blackstone Holdings Finance Co. L.L.C.
2.00%, 01/30/32 (c)	142,000	105,041
Blackstone Private Credit Fund
1.75%, 09/15/24	52,000	47,388
2.63%, 12/15/26	99,000	81,401
3.25%, 03/15/27	141,000	116,995
4.00%, 01/15/29	5,000	4,005
Blackstone Secured Lending Fund
2.85%, 09/30/28	135,000	102,383
BNP Paribas
2.59%, 08/12/35 (c) (d)	90,000	64,175
Citigroup Inc.
5.00%, (100, 09/12/24) (e)	83,000	74,426
3.52%, 10/27/28	131,000	116,941
2.67%, 01/29/31	224,000	179,230
2.57%, 06/03/31	72,000	56,726
CNO Global Funding
1.75%, 10/07/26 (c)	23,000	19,876
2.65%, 01/06/29 (c)	116,000	96,429
Cooperatieve Rabobank U.A.
3.88%, 08/22/24	250,000	245,153
Credit Suisse Group AG
5.25%, (100, 02/11/27) (c) (e)	130,000	91,718
7.50%, (100, 12/11/23) (c) (d) (e)	150,000	138,375
6.50%, 08/08/23 (c) (d)	75,000	74,100
Credit Suisse Holdings (USA), Inc.
4.75%, 08/09/24	350,000	340,836
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32 (d)	100,000	67,188
F&G Global Funding
2.00%, 09/20/28 (c)	120,000	95,803
Ford Motor Credit Company LLC
5.13%, 06/16/25	75,000	70,778
4.13%, 08/17/27	13,000	11,193
3.82%, 11/02/27	155,000	130,200
FS KKR Capital Corp.
3.40%, 01/15/26	102,000	89,969
3.13%, 10/12/28	90,000	69,854
Icahn Enterprises L.P.
4.75%, 09/15/24	100,000	93,747
Intercontinental Exchange, Inc.
4.35%, 06/15/29	41,000	38,780
4.95%, 06/15/52	25,000	22,239
JPMorgan Chase & Co.
2.01%, 03/13/26	132,000	120,886
2.07%, 06/01/29	114,000	92,550
2.74%, 10/15/30	215,000	175,026
KKR Group Finance Co. XII LLC
4.85%, 05/17/32 (c)	66,000	60,728
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (d) (e)	109,000	99,462
3.87%, 07/09/25 (d)	110,000	106,427
LSEGA Financing PLC
2.50%, 04/06/31 (c)	90,000	72,966
3.20%, 04/06/41 (c)	28,000	19,944
Morgan Stanley
0.99%, 12/10/26	200,000	172,657
3.59%, 07/22/28	110,000	99,430
3.62%, 04/01/31	32,000	27,629
2.51%, 10/20/32	62,000	47,457

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2022

	Shares/Par[1]	Value ($)
2.48%, 09/16/36	90,000	64,678
National Rural Utilities Cooperative Finance Corporation
4.15%, 12/15/32	95,000	86,933
NatWest Group PLC
3.07%, 05/22/28 (d)	124,000	106,234
5.52%, 09/30/28 (d)	41,000	38,947
NatWest Markets PLC
1.60%, 09/29/26 (c) (f)	242,000	205,319
New York Life Global Funding
1.85%, 08/01/31 (c)	119,000	91,734
Owl Rock Capital Corporation
3.40%, 07/15/26	87,000	74,760
The Goldman Sachs Group, Inc.
2.64%, 02/24/28	183,000	158,962
3.80%, 03/15/30	211,000	184,967
2.62%, 04/22/32	39,000	30,234
2.38%, 07/21/32	170,000	128,417
The Hartford Financial Services Group, Inc.
2.90%, 09/15/51 (f)	66,000	40,622
The Toronto-Dominion Bank
4.69%, 09/15/27 (d) (f)	250,000	241,730
Toyota Motor Credit Corporation
4.55%, 09/20/27	170,000	166,016
Transocean Poseidon Limited
6.88%, 02/01/27 (c)	42,875	39,146
U.S. Bancorp
4.97%, 07/22/33	73,000	68,481
UBS Group AG
4.99%, 08/05/33 (c) (d)	67,000	60,064
Wells Fargo & Company
4.90%, 07/25/33	271,000	249,529
Westpac Banking Corporation
2.67%, 11/15/35 (d)	48,000	35,526
		7,438,881
Energy 4.2%
Antero Midstream Partners LP
5.38%, 06/15/29 (c)	18,000	15,850
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	125,000	110,368
3.25%, 01/31/32	20,000	15,363
Continental Resources, Inc.
5.75%, 01/15/31 (c)	95,000	85,858
Devon Energy Corporation
5.88%, 06/15/28	39,000	39,074
4.50%, 01/15/30	34,000	31,105
Energy Transfer LP
6.50%, (100, 08/15/26) (e)	20,000	17,089
6.75%, (100, 05/15/25) (e)	102,000	88,081
7.13%, (100, 05/15/30) (e)	119,000	98,651
3.75%, 05/15/30	142,000	120,536
5.80%, 06/15/38	45,000	39,611
6.25%, 04/15/49	40,000	35,728
EQM Midstream Partners, LP
4.13%, 12/01/26	113,000	95,980
4.50%, 01/15/29 (c)	31,000	25,139
Helmerich & Payne, Inc.
2.90%, 09/29/31	45,000	35,163
Marathon Oil Corporation
4.40%, 07/15/27	103,000	96,250
ONEOK, Inc.
4.50%, 03/15/50	60,000	43,201
Pioneer Natural Resources Company
1.90%, 08/15/30	90,000	68,937
Rattler Midstream LP
5.63%, 07/15/25 (c)	15,000	15,187
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	300,000	272,946
4.50%, 05/15/30	80,000	72,901
Santos Finance Ltd
3.65%, 04/29/31 (c)	153,000	120,272
Southwestern Energy Company
4.75%, 02/01/32 (f)	121,000	101,708
Targa Resources Corp.
5.50%, 03/01/30	60,000	54,058
4.88%, 02/01/31	56,000	48,144
4.20%, 02/01/33	60,000	50,597
The Williams Companies, Inc.
4.65%, 08/15/32	113,000	102,342
Transocean Pontus Limited
6.13%, 08/01/25 (c)	11,200	10,410
Transocean Proteus Limited
6.25%, 12/01/24 (c)	78,750	74,023
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (c)	8,000	6,876
3.88%, 11/01/33 (c) (f)	51,000	40,384
		2,031,832
Consumer Discretionary 3.5%
Amazon.com, Inc.
2.10%, 05/12/31	115,000	93,271
3.88%, 08/22/37	90,000	78,267
3.10%, 05/12/51	55,000	38,425
Booking Holdings Inc.
4.63%, 04/13/30	149,000	140,291
Carnival Corporation
4.00%, 08/01/28 (c)	51,000	41,165
Ford Motor Company
6.10%, 08/19/32	52,000	45,839
General Motors Company
5.60%, 10/15/32	106,000	94,551
General Motors Financial Company, Inc.
3.10%, 01/12/32 (f)	161,000	121,070
Hyatt Hotels Corporation
5.63%, 04/23/25 (g) (h)	45,000	44,566
Kohl's Corporation
3.38%, 05/01/31 (f) (g) (h)	41,000	25,322
Lowe`s Companies, Inc.
3.00%, 10/15/50	36,000	22,014
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (h)	11,000	8,381
Macys Retail Holdings
5.88%, 03/15/30 (c) (f)	69,000	54,576
6.13%, 03/15/32 (c) (f)	40,000	30,667
Magallanes, Inc.
5.05%, 03/15/42 (c)	255,000	190,866
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (c)	33,275	32,591
Newell Brands Inc.
6.38%, 09/15/27 (f)	52,000	51,479
6.63%, 09/15/29	55,000	53,752
Prosus N.V.
4.19%, 01/19/32 (c)	53,000	39,142
Resorts World Las Vegas LLC
4.63%, 04/06/31 (c) (f)	200,000	135,245
SkyMiles IP Ltd.
4.50%, 10/20/25 (c)	10,000	9,718
4.75%, 10/20/28 (c)	16,000	14,908
Toll Brothers Finance Corp.
3.80%, 11/01/29 (f)	160,000	129,928
ZF North America Capital, Inc.
4.75%, 04/29/25 (c)	186,000	168,856
		1,664,890
Utilities 3.2%
Baltimore Gas and Electric Company
4.55%, 06/01/52	45,000	38,981
Commonwealth Edison Company
3.75%, 08/15/47	79,000	61,128
Consolidated Edison Company of New York, Inc.
4.20%, 03/15/42	57,000	44,878
DPL Inc.
4.13%, 07/01/25	47,000	43,482
Duke Energy Corporation
4.50%, 08/15/32	170,000	153,758
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (c)	61,000	46,967
Enel Finance International N.V.
2.25%, 07/12/31 (c)	93,000	64,964
Eversource Energy
3.38%, 03/01/32	80,000	67,496

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2022

	Shares/Par[1]	Value ($)
Nevada Power Company
3.70%, 05/01/29	140,000	127,795
Pacific Gas And Electric Company
3.30%, 12/01/27	46,000	38,820
3.25%, 06/01/31	58,000	44,188
5.90%, 06/15/32	104,000	94,913
4.50%, 07/01/40	181,000	131,876
Public Service Electric And Gas Company Inc.
3.10%, 03/15/32 (f)	36,000	30,667
San Diego Gas & Electric Company
1.70%, 10/01/30	72,000	55,544
2.95%, 08/15/51	60,000	39,186
Southern California Edison Company
4.13%, 03/01/48	46,000	34,213
3.65%, 02/01/50	67,000	45,953
Southwest Gas Corporation
4.05%, 03/15/32	50,000	42,150
Tampa Electric Company
3.45%, 03/15/51	87,000	61,825
The AES Corporation
3.30%, 07/15/25 (c)	133,000	122,461
Vistra Operations Company LLC
3.55%, 07/15/24 (c)	71,000	67,631
3.70%, 01/30/27 (c)	110,000	97,284
		1,556,160
Health Care 2.9%
AbbVie Inc.
3.20%, 11/21/29	135,000	118,195
4.50%, 05/14/35	55,000	48,815
Amgen Inc.
3.15%, 02/21/40	134,000	96,637
4.20%, 02/22/52 (f)	37,000	29,086
Ascension Health
2.53%, 11/15/29	28,000	23,676
Bausch Health Companies Inc.
6.13%, 02/01/27 (c) (f)	62,000	43,007
Baylor Scott & White Holdings
2.84%, 11/15/50	54,000	34,549
Centene Corporation
3.00%, 10/15/30	168,000	132,708
2.50%, 03/01/31	285,000	215,643
Cigna Corporation
4.38%, 10/15/28	50,000	47,153
CVS Health Corporation
4.78%, 03/25/38	190,000	166,065
HCA Inc.
5.38%, 02/01/25	130,000	128,470
5.88%, 02/15/26	30,000	29,607
3.50%, 09/01/30	57,000	47,101
Indiana University Health, Inc.
2.85%, 11/01/51 (f)	51,000	32,844
Northwestern Memorial HealthCare
2.63%, 07/15/51	55,000	34,538
Piedmont Healthcare, Inc.
2.04%, 01/01/32	43,000	32,665
Trinity Healthcare Group Pte. Ltd.
2.63%, 12/01/40	11,000	7,507
UnitedHealth Group Incorporated
4.75%, 05/15/52	155,000	139,130
		1,407,396
Communication Services 2.9%
AT&T Inc.
2.55%, 12/01/33	190,000	141,393
4.90%, 08/15/37	16,000	14,191
4.85%, 03/01/39	150,000	130,206
Charter Communications Operating, LLC
5.38%, 04/01/38	45,000	36,644
4.80%, 03/01/50	50,000	36,139
6.83%, 10/23/55	51,000	46,810
Comcast Corporation
3.75%, 04/01/40	35,000	27,467
3.40%, 07/15/46	50,000	35,186
2.89%, 11/01/51	65,000	40,777
DIRECTV Financing, LLC
5.88%, 08/15/27 (c)	37,000	31,971
Meta Platforms, Inc.
3.85%, 08/15/32 (c)	130,000	114,542
4.45%, 08/15/52 (c)	130,000	106,199
Netflix, Inc.
5.88%, 11/15/28	90,000	87,416
The Walt Disney Company
4.63%, 03/23/40	80,000	72,015
T-Mobile USA, Inc.
2.63%, 04/15/26	236,000	213,385
Verizon Communications Inc.
4.33%, 09/21/28	105,000	98,768
3.15%, 03/22/30	130,000	110,391
2.55%, 03/21/31	74,000	59,119
		1,402,619
Consumer Staples 2.8%
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	200,000	180,309
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	141,000	132,922
B. A. T. Capital Corporation
4.39%, 08/15/37	45,000	32,103
3.73%, 09/25/40	55,000	35,299
JBS USA Food Company
5.50%, 01/15/30 (c)	50,000	46,180
3.63%, 01/15/32 (c)	94,000	73,952
5.75%, 04/01/33 (c)	112,000	101,316
6.50%, 12/01/52 (c)	170,000	150,811
Kraft Heinz Foods Company
4.63%, 10/01/39	20,000	16,498
Mars, Incorporated
3.88%, 04/01/39 (c)	200,000	164,873
Northwestern University
2.64%, 12/01/50	38,000	25,311
Pilgrim's Pride Corporation
3.50%, 03/01/32 (c)	180,000	135,759
Safeway Inc.
3.50%, 02/15/23 (c) (f)	100,000	99,110
The Trustees of Princeton University
4.20%, 03/01/52	78,000	70,387
University of Washington
4.35%, 04/15/22	76,000	58,858
		1,323,688
Industrials 2.5%
Air Canada
3.88%, 08/15/26 (c)	35,000	30,031
Aircastle Limited
5.25%, 08/11/25 (c)	108,000	101,837
American Airlines, Inc.
5.50%, 04/20/26 (c)	31,000	29,133
5.75%, 04/20/29 (c)	11,000	9,600
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (c)	165,000	137,255
Burlington Northern Santa FE, LLC
4.45%, 01/15/53	117,000	101,385
Delta Air Lines, Inc.
7.00%, 05/01/25 (c)	134,000	135,005
General Electric Company
6.62%, (3 Month USD LIBOR + 3.33%), (100, 12/15/22) (e) (i)	419,000	394,023
NAC Aviation 29 Designated Activity Company
4.75%, 06/30/26	68,901	57,739
Siemens Financieringsmaatschappij N.V.
2.15%, 03/11/31 (c)	46,000	36,685
The Boeing Company
5.15%, 05/01/30 (h)	160,000	147,858
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (c)	37,000	30,725
		1,211,276

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2022

	Shares/Par[1]	Value ($)
Real Estate 0.9%
EPR Properties
3.60%, 11/15/31	61,000	43,574
Essential Properties, L.P.
2.95%, 07/15/31	78,000	57,248
GLP Financing, LLC
5.75%, 06/01/28	15,000	14,102
3.25%, 01/15/32	37,000	27,761
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	65,000	52,195
2.70%, 07/15/31	57,000	43,013
VICI Properties Inc.
4.25%, 12/01/26 (c)	55,000	49,400
3.75%, 02/15/27 (c) (f)	63,000	55,083
4.13%, 08/15/30 (c)	94,000	78,465
		420,841
Materials 0.6%
Anglo American Capital PLC
2.63%, 09/10/30 (c)	50,000	38,609
Celanese US Holdings LLC
6.33%, 07/15/29 (h)	115,000	107,371
Glencore Funding LLC
4.88%, 03/12/29 (c)	75,000	69,061
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (c)	110,000	91,635
		306,676
Information Technology 0.5%
Apple Inc.
2.70%, 08/05/51	28,000	18,497
Broadcom Inc.
3.47%, 04/15/34 (c)	60,000	45,075
Dell International L.L.C.
8.35%, 07/15/46 (h)	25,000	27,034
Microsoft Corporation
3.50%, 02/12/35	90,000	80,796
VMware, Inc.
2.20%, 08/15/31	76,000	55,170
		226,572
Total Corporate Bonds And Notes (cost $22,403,206)		18,990,831
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.2%
Air Canada
Series 2020-A-2, 5.25%, 04/01/29	21,909	20,543
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	79,263	74,717
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	148,400	128,864
American Tower Trust #1
Series 2013-A-2, 3.07%, 03/15/23	265,000	263,009
Americredit Automobile Receivables Trust 2019-3
Series 2019-B-3, 2.13%, 07/18/25	216,777	216,376
Avid Automobile Receivables Trust 2021-1
Series 2021-A-1, 0.61%, 01/15/25	16,755	16,705
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 4.76%, 08/15/39	157,000	156,639
Capital One Prime Auto Receivables Trust 2022-2
Series 2022-A2A-2, 3.74%, 09/15/25	246,000	244,686
CCG Receivables Trust 2019-2
Series 2019-A2-2, 2.11%, 03/14/23	6,695	6,678
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	204,444	194,760
Chase Issuance Trust
Series 2022-A-A1, 3.97%, 09/15/25	160,000	156,973
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (i)	151,394	120,524
CNH Equipment Trust 2022-A
Series 2022-A2-A, 2.39%, 01/16/24	150,000	147,074
CNH Equipment Trust 2022-B
Series 2022-A2-B, 3.94%, 12/15/25	181,000	179,511
COMM 2014-UBS3 Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	49,000	47,455
Dell Equipment Finance Trust 2022-1
Series 2022-A2-1, 2.11%, 11/22/23	84,000	82,957
DLLAA 2021-1 LLC
Series 2021-A3-1A, 0.67%, 04/17/26	190,000	178,813
DLLMT 2021-1 LLC
Series 2021-A3-1A, 1.00%, 07/20/25	223,000	210,411
DLLST 2022-1 LLC
Series 2022-A3-1A, 3.40%, 01/21/25	102,662	99,591
First Investors Auto Owner Trust 2021-1
Series 2021-A-1A, 0.45%, 12/15/23	34,594	34,168
First Investors Auto Owner Trust 2021-2
Series 2021-A-2A, 0.48%, 10/15/24	69,910	67,957
GM Financial Automobile Leasing Trust 2022-3
Series 2022-A2A-3, 4.01%, 01/22/24	143,000	142,349
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	85,000	77,325
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-A3-2, 3.10%, 02/16/27	104,000	100,819
Series 2022-B-2, 3.77%, 04/17/28	107,000	102,637
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	177,000	138,676
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	54,288	52,050
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	62,613	59,416
Honda Auto Receivables 2022-2 Owner Trust
Series 2022-A2-2, 3.81%, 03/18/24	126,000	125,253
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	150,000	129,102
Hyundai Auto Lease Securitization Trust 2021-B
Series 2021-A3-B, 0.33%, 06/17/24	265,000	258,494
Hyundai Auto Lease Securitization Trust 2022-C
Series 2022-A3-C, 4.38%, 12/16/24	100,000	99,001
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	53,000	48,199
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (i)	179,249	148,161
Kubota Credit Owner Trust 2020-1
Series 2021-A3-1A, 0.62%, 08/15/25	100,000	95,267
Manhattan West 2020-OMW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	201,074	168,500
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 2.87%, (1 Month USD LIBOR + 0.48%), 10/16/23 (i)	113,087	106,977
Prestige Auto Receivables Trust 2021-1
Series 2021-A3-1A, 0.83%, 07/15/25	266,000	259,570
Santander Retail Auto Lease Trust 2021-B
Series 2021-A3-B, 0.51%, 08/20/24	101,000	97,638
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (i)	82,859	66,482
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	41,777	39,532
Series 2012-A-2, 4.00%, 10/29/24	37,458	35,363
Verizon Master Trust
Series 2022-A1A-5, 3.72%, 01/22/24 (g)	114,000	112,847
Wells Fargo Commercial Mortgage Trust 2017-C38
Series 2017-B-C38, REMIC, 3.92%, 06/17/27 (i)	57,000	51,002
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (i)	40,105	34,373
Westlake Automobile Receivables Trust 2021-3
Series 2021-A3-3A, REMIC, 0.95%, 06/16/25	192,000	186,623
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,701,508)		5,384,067
SENIOR FLOATING RATE INSTRUMENTS 2.1%
Consumer Discretionary 0.8%
Adient US LLC
2021 Term Loan B, 5.77%, (1 Month USD LIBOR + 3.25%), 04/30/28 (i)	78,196	73,651
Caesars Resort Collection, LLC
2020 Term Loan B1, 6.02%, (1 Month USD LIBOR + 3.50%), 06/19/25 (i)	45,966	45,223

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2022

	Shares/Par[1]	Value ($)
Flutter Entertainment Public Limited Company
Term Loan, 0.00%, (SOFR + 3.25%), 07/04/28 (i) (j)	10,000	9,748
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 4.27%, (1 Month USD LIBOR + 1.75%), 08/29/25 (i)	100,000	95,000
PCI Gaming Authority
Term Loan, 5.02%, (1 Month USD LIBOR + 2.50%), 05/15/26 (i)	109,653	106,363
UFC Holdings, LLC
2021 Term Loan B, 5.52%, (3 Month USD LIBOR + 2.75%), 04/29/26 (i)	52,887	50,727
		380,712
Industrials 0.6%
Air Canada
2021 Term Loan B, 6.42%, (3 Month USD LIBOR + 3.50%), 07/27/28 (i)	23,940	22,722
American Airlines, Inc.
2021 Term Loan, 7.46%, (3 Month USD LIBOR + 4.75%), 03/10/28 (i)	21,000	20,307
Berry Global, Inc.
2021 Term Loan Z, 4.18%, (3 Month USD LIBOR + 1.75%), 07/01/26 (i)	116,169	112,330
Cimpress Public Limited Company
USD Term Loan B, 6.02%, (1 Month USD LIBOR + 3.50%), 04/29/28 (i)	35,848	32,802
Genesee & Wyoming Inc. (New)
Term Loan, 4.25%, (3 Month USD LIBOR + 2.00%), 10/29/26 (i)	49,725	48,267
Hertz Corporation, (The)
2021 Term Loan B, 5.78%, (1 Month USD LIBOR + 3.25%), 06/11/28 (i)	10,619	10,028
2021 Term Loan C, 5.78%, (1 Month USD LIBOR + 3.25%), 06/11/28 (i)	2,027	1,914
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 5.27%, (1 Month USD LIBOR + 2.75%), 01/21/26 (i)	26,662	24,807
		273,177
Communication Services 0.4%
CenturyLink, Inc.
2020 Term Loan B, 4.77%, (1 Month USD LIBOR + 2.25%), 03/15/27 (i)	97,250	88,270
CSC Holdings, LLC
2017 Term Loan B1, 5.07%, (1 Month USD LIBOR + 2.25%), 07/15/25 (i)	42,744	40,634
DirecTV Financing, LLC
Term Loan, 7.52%, (1 Month USD LIBOR + 5.00%), 07/22/27 (i)	33,052	30,709
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 5.02%, (1 Month USD LIBOR + 2.50%), 06/13/26 (i)	44,063	43,386
		202,999
Information Technology 0.1%
Peraton Corp.
Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 02/22/28 (i)	68,607	64,902
Materials 0.1%
Sylvamo Corporation
Term Loan B, 7.02%, (1 Month USD LIBOR + 4.50%), 08/18/28 (i)	52,683	50,510
Energy 0.1%
Traverse Midstream Partners LLC
2017 Term Loan, 5.95%, (3 Month Term SOFR + 4.25%), 09/22/24 (i)	28,248	27,542
Total Senior Floating Rate Instruments (cost $1,044,387)		999,842
COMMON STOCKS 0.1%
Financials 0.1%
Nordic Aviation Capital Designated Activity Company (k) (l)	1,215	24,300
Total Common Stocks (cost $30,702)		24,300
SHORT TERM INVESTMENTS 5.1%
Securities Lending Collateral 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07% (m)	1,361,858	1,361,858
Investment Companies 2.3%
State Street U.S. Government Money Market Fund - Premier Class, 2.90% (m)	1,094,902	1,094,902
Total Short Term Investments (cost $2,456,760)		2,456,760
Total Investments 103.6% (cost $56,462,206)		49,805,114
Other Derivative Instruments(0.0)%		(15,688)
Other Assets and Liabilities, Net (3.6)%		(1,705,732)
Total Net Assets 100.0%		48,083,694

(a) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2022, the total payable for investments purchased on a delayed delivery basis was $614,776.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $4,792,935 and 10.0% of the Fund.

(d) Convertible security.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) All or a portion of the security was on loan as of September 30, 2022.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) This senior floating rate interest will settle after September 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Non-income producing security.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

PPM Core Plus Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	21	December 2022	2,465,157	(8,203)	(111,844)
United States 2 Year Note	5	January 2023	1,043,709	(742)	(16,756)

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2022

PPM Core Plus Fixed Income Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
United States 5 Year Note	5	January 2023	553,330	(1,328)	(15,791)
United States Long Bond	12	December 2022	1,635,368	(7,875)	(118,494)
United States Ultra Bond	11	December 2022	1,632,122	(16,040)	(125,121)
				(34,188)	(388,006)
Short Contracts
United States 10 Year Ultra Bond	(37)	December 2022	(4,650,578)	18,500	266,656

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2022

	Shares/Par[1]	Value ($)
PPM High Yield Core Fund
CORPORATE BONDS AND NOTES 91.7%
Consumer Discretionary 17.6%
Bath & Body Works, Inc.
7.50%, 06/15/29	140,000	128,100
6.88%, 11/01/35	165,000	137,837
Beazer Homes USA, Inc.
6.75%, 03/15/25	75,000	69,596
Boyd Gaming Corporation
4.75%, 06/15/31 (a) (b)	241,000	195,128
Carnival Corporation
7.63%, 03/01/26 (b)	248,000	188,480
5.75%, 03/01/27 (b)	316,000	221,568
9.88%, 08/01/27 (b)	105,000	102,900
4.00%, 08/01/28 (b)	40,000	32,286
CDI Escrow Issuer Inc
5.75%, 04/01/30 (b)	228,000	199,446
Churchill Downs Incorporated
4.75%, 01/15/28 (b)	45,000	39,117
Clarios Global LP
8.50%, 05/15/27 (a) (b)	230,000	219,821
Dana Incorporated
5.38%, 11/15/27	43,000	36,433
5.63%, 06/15/28	93,000	77,488
4.25%, 09/01/30	13,000	9,557
4.50%, 02/15/32	140,000	101,397
Eldorado Resorts, Inc.
6.25%, 07/01/25 (b)	195,000	187,931
8.13%, 07/01/27 (a) (b)	186,000	177,902
Ford Motor Company
4.35%, 12/08/26 (a)	72,000	66,082
6.63%, 10/01/28	83,000	81,155
9.63%, 04/22/30	64,000	71,073
5.29%, 12/08/46	62,000	43,961
General Motors Company
5.60%, 10/15/32	226,000	201,590
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (b)	200,000	177,423
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (b)	330,000	291,617
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (b)	201,000	162,157
4.88%, 07/01/31 (b)	242,000	184,871
IHOL Verwaltungs GmbH
6.00%, 05/15/27 (b) (c)	88,000	77,221
6.38%, 05/15/29 (b) (c)	96,000	83,166
International Game Technology PLC
4.13%, 04/15/26 (b)	52,000	47,491
5.25%, 01/15/29 (b)	202,000	179,377
IRB Holding Corp.
7.00%, 06/15/25 (b)	101,000	100,559
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (b)	331,000	284,291
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (b)	111,000	108,502
7.75%, 10/15/25 (b)	145,000	134,248
5.88%, 01/15/28 (b)	60,000	42,198
5.50%, 07/15/29 (b)	240,000	166,993
KB Home
4.80%, 11/15/29	191,000	154,225
7.25%, 07/15/30	56,000	50,848
Life Time, Inc.
5.75%, 01/15/26 (b)	142,000	129,775
8.00%, 04/15/26 (b)	145,000	123,961
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (b)	251,000	187,024
Macys Retail Holdings
5.88%, 03/15/30 (b)	130,000	102,825
6.13%, 03/15/32 (a) (b)	193,000	147,968
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (b)	216,000	149,736
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28	76,000	63,460
MCE Finance Limited
5.38%, 12/04/29 (b)	198,000	121,707
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (b)	180,000	148,410
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (b)	166,300	162,883
Nemak, S.A.B. de C.V.
3.63%, 06/28/31 (b)	118,000	79,809
Newell Brands Inc.
6.63%, 09/15/29	90,000	87,958
NMG Holding Company, Inc.
7.13%, 04/01/26 (b)	290,000	268,035
Nordstrom, Inc.
4.00%, 03/15/27	84,000	70,381
PetSmart, Inc.
7.75%, 02/15/29 (b)	145,000	129,671
PM General Purchaser LLC
9.50%, 10/01/28 (b)	211,000	176,796
QVC, Inc.
5.45%, 08/15/34	140,000	86,052
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (b)	177,000	180,881
9.13%, 06/15/23 (b)	240,000	245,121
4.25%, 07/01/26 (b)	124,000	91,544
5.50%, 04/01/28 (b)	43,000	30,228
Scientific Games International, Inc.
7.00%, 05/15/28 (b)	91,000	85,730
Seaworld Entertainment, Inc.
5.25%, 08/15/29 (b)	186,000	154,893
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 - 04/01/29 (b)	159,000	128,655
SkyMiles IP Ltd.
4.75%, 10/20/28 (b)	42,000	39,135
Staples, Inc.
7.50%, 04/15/26 (b)	149,000	125,096
Tenneco Inc.
7.88%, 01/15/29 (b)	50,000	49,521
5.13%, 04/15/29 (b)	470,000	465,258
TKC Holdings, Inc.
6.88%, 05/15/28 (b)	97,000	79,249
10.50%, 05/15/29 (b)	150,000	114,982
Travel + Leisure Co.
6.63%, 07/31/26 (b)	101,000	95,015
6.00%, 04/01/27 (d) (e)	65,000	58,709
4.50%, 12/01/29 (b)	124,000	96,205
4.63%, 03/01/30 (b)	95,000	75,650
ZF North America Capital, Inc.
4.75%, 04/29/25 (b)	86,000	78,073
		9,264,431
Communication Services 16.6%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (b)	193,000	152,783
Altice France
6.00%, 02/15/28 (a) (b)	69,000	44,242
Altice France Holding S.A.
5.50%, 01/15/28 - 10/15/29 (b)	398,000	304,670
5.13%, 07/15/29 (b)	172,000	128,546
AMC Entertainment Holdings, Inc.
10.00%, 06/15/26 (b) (c) (d)	68,000	46,417
7.50%, 02/15/29 (b)	205,000	159,361
Arches Buyer Inc.
6.13%, 12/01/28 (a) (b)	19,000	14,605
CCO Holdings, LLC
5.13%, 05/01/27 (b)	108,000	97,472
5.38%, 06/01/29 (b)	408,000	357,773
4.25%, 02/01/31 - 01/15/34 (b)	293,000	220,231
4.75%, 02/01/32 (b)	209,000	163,094
4.50%, 05/01/32	111,000	84,604
Clear Channel International B.V.
6.63%, 08/01/25 (b)	85,000	79,055
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (b)	129,000	96,654
7.50%, 06/01/29 (a) (b)	264,000	191,770

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2022

	Shares/Par[1]	Value ($)
Connect Finco SARL
6.75%, 10/01/26 (b)	60,000	52,434
CSC Holdings, LLC
5.25%, 06/01/24	85,000	78,917
5.38%, 02/01/28 (b)	448,000	390,773
7.50%, 04/01/28 (b)	210,000	171,454
4.50%, 11/15/31 (b)	137,000	102,932
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a) (b)	93,000	78,722
Diamond Sports Group, LLC
5.38%, 08/15/26 (b)	93,000	18,469
6.63%, 08/15/27 (b)	113,000	7,721
DIRECTV Financing, LLC
5.88%, 08/15/27 (b)	249,000	215,154
DISH DBS Corporation
7.75%, 07/01/26	204,000	156,447
5.25%, 12/01/26 (b)	102,000	84,188
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (b)	118,000	118,204
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (b)	13,000	11,667
5.00%, 05/01/28 (b)	93,000	79,772
6.75%, 05/01/29 (b)	202,000	166,698
Gray Television, Inc.
5.38%, 11/15/31 (b)	314,000	246,178
Hughes Satellite Systems Corporation
6.63%, 08/01/26	82,000	74,974
iHeartCommunications, Inc.
6.38%, 05/01/26	38,565	35,779
8.38%, 05/01/27 (a)	246,651	207,716
5.25%, 08/15/27 (b)	120,000	102,286
4.75%, 01/15/28 (b)	50,000	41,670
Iliad Holding
7.00%, 10/15/28 (b)	298,000	255,499
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (b)	467,000	387,739
5.13%, 07/15/29 (b)	220,000	167,427
Level 3 Financing, Inc.
4.25%, 07/01/28 (b)	186,000	145,327
3.63%, 01/15/29 (b)	140,000	103,742
Liberty Media Corporation
8.25%, 02/01/30	245,000	158,025
Lumen Technologies Inc.
5.13%, 12/15/26 (b)	152,000	131,301
7.60%, 09/15/39	24,000	16,248
Midas Opco Holdings LLC
5.63%, 08/15/29 (b)	520,000	427,848
News Corporation
3.88%, 05/15/29 (b)	89,000	75,538
5.13%, 02/15/32 (b)	59,000	52,262
Radiate HoldCo, LLC
6.50%, 09/15/28 (b)	367,000	254,667
Sirius XM Radio Inc.
5.00%, 08/01/27 (b)	59,000	54,138
3.88%, 09/01/31 (b)	184,000	143,032
Sprint Capital Corporation
6.88%, 11/15/28	94,000	96,611
Sprint Corporation
7.88%, 09/15/23	25,000	25,349
7.13%, 06/15/24	331,000	336,459
7.63%, 03/01/26	25,000	25,939
Telecom Italia Capital
6.00%, 09/30/34	97,000	72,347
Telecom Italia SPA
5.30%, 05/30/24 (b)	85,000	80,225
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (b)	200,000	175,000
Telesat Canada
5.63%, 12/06/26 (b)	193,000	92,725
6.50%, 10/15/27 (b)	201,000	74,791
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (b)	414,000	316,386
T-Mobile USA, Inc.
3.38%, 04/15/29	149,000	128,686
Townsquare Media, Inc.
6.88%, 02/01/26 (b)	54,000	49,519
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (b)	287,000	224,580
VMED O2 UK Financing I PLC
4.75%, 07/15/31 (b)	143,000	111,373
		8,766,215
Energy 15.4%
Aethon United BR LP
8.25%, 02/15/26 (b)	272,000	262,950
Antero Midstream Partners LP
7.88%, 05/15/26 (b)	90,000	90,518
5.75%, 03/01/27 (b)	143,000	132,222
5.38%, 06/15/29 (b)	269,000	236,871
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (b)	359,000	346,335
Baytex Energy Corp.
8.75%, 04/01/27 (a) (b)	129,000	129,685
Bip-V Chinook
5.50%, 06/15/31 (b)	301,000	254,905
Blue Racer Midstream, LLC
7.63%, 12/15/25 (b)	106,000	102,227
6.63%, 07/15/26 (b)	57,000	53,302
Buckeye Partners, L.P.
5.85%, 11/15/43	120,000	90,396
5.60%, 10/15/44	19,000	13,868
Callon Petroleum Company
6.38%, 07/01/26	316,000	284,802
7.50%, 06/15/30 (b)	28,000	24,533
Citgo Petroleum Corporation
7.00%, 06/15/25 (b)	146,000	139,462
6.38%, 06/15/26 (b)	266,000	249,033
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (b)	199,000	177,751
DT Midstream, Inc.
4.38%, 06/15/31 (b)	26,000	21,440
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (b)	170,000	160,210
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (b)	93,000	88,464
Energean Israel Finance Ltd
4.88%, 03/30/26 (f)	397,000	350,352
Energy Transfer LP
6.50%, (100, 08/15/26) (g)	30,000	25,634
6.75%, (100, 05/15/25) (g)	106,000	91,536
7.13%, (100, 05/15/30) (g)	62,000	51,398
EQM Midstream Partners, LP
4.13%, 12/01/26	163,000	138,449
7.50%, 06/01/27 (b)	84,000	80,241
6.50%, 07/01/27 (b)	104,000	96,498
4.50%, 01/15/29 (b)	237,000	192,194
4.75%, 01/15/31 (b)	128,000	101,592
Hilcorp Energy I, L.P.
6.25%, 11/01/28 - 04/15/32 (b)	357,000	326,584
5.75%, 02/01/29 (b)	61,000	53,831
6.00%, 04/15/30 (b)	76,000	67,042
Husky Energy Inc.
13.00%, 02/15/25 (b) (c)	297,000	279,680
ITT Holdings LLC
6.50%, 08/01/29 (b)	313,000	243,798
Kinetik Holdings LP
5.88%, 06/15/30 (b)	182,000	166,565
Murphy Oil Corporation
5.75%, 08/15/25	35,000	34,133
5.88%, 12/01/27	187,000	175,071
Nabors Industries Ltd
7.50%, 01/15/28 (b)	177,000	145,098
Nabors Industries, Inc.
7.38%, 05/15/27 (b)	147,000	135,821
NuStar Logistics, L.P.
6.00%, 06/01/26	85,000	78,216
5.63%, 04/28/27	172,000	150,339
6.38%, 10/01/30	134,000	115,060

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2022

	Shares/Par[1]	Value ($)
Occidental Petroleum Corporation
6.95%, 07/01/24	198,000	203,484
3.50%, 06/15/25	35,000	33,715
8.88%, 07/15/30	80,000	88,791
6.45%, 09/15/36	106,000	105,538
7.95%, 06/15/39	55,000	61,601
6.60%, 03/15/46	78,000	79,535
PDV America, Inc.
9.25%, 08/01/24 (a) (b)	175,000	173,723
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (a) (b)	189,000	185,590
Southwestern Energy Company
7.75%, 10/01/27	90,000	91,620
8.38%, 09/15/28	96,000	99,724
5.38%, 02/01/29 - 03/15/30	233,000	209,999
4.75%, 02/01/32	211,000	177,358
Tap Rock Resources, LLC
7.00%, 10/01/26 (b)	134,000	122,599
Targa Resources Corp.
4.88%, 02/01/31	56,000	48,144
Transocean Proteus Limited
6.25%, 12/01/24 (b)	112,500	105,747
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	384,000	350,391
Viper Energy Partners LP
5.38%, 11/01/27 (b)	44,000	40,726
		8,136,391
Industrials 10.5%
American Airlines, Inc.
5.50%, 04/20/26 (b)	62,000	58,265
5.75%, 04/20/29 (b)	371,000	323,774
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (b)	353,000	293,642
Berry Global, Inc.
4.50%, 02/15/26 (b)	114,000	105,517
Bombardier Inc.
7.50%, 03/15/25 (b)	80,000	77,805
7.13%, 06/15/26 (b)	232,000	213,021
6.00%, 02/15/28 (a) (b)	112,000	93,953
Builders FirstSource, Inc.
4.25%, 02/01/32 (b)	638,000	489,977
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (b)	166,000	143,181
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/29 (b)	98,000	89,388
8.75%, 04/15/30 (b)	236,000	195,593
CP Atlas Buyer, Inc.
7.00%, 12/01/28 (a) (b)	98,000	72,882
Delta Air Lines, Inc.
7.00%, 05/01/25 (b)	111,000	111,832
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (b)	243,000	228,564
9.75%, 08/01/27 (b)	55,000	53,850
5.50%, 05/01/28 (b)	161,000	129,172
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (b)	103,000	81,692
FXI Holdings, Inc.
7.88%, 11/01/24 (b)	122,000	96,373
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a) (b)	166,000	134,335
Howmet Aerospace Inc.
6.88%, 05/01/25	4,000	4,024
Imola Merger Corporation
4.75%, 05/15/29 (b)	141,000	119,118
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (b)	172,000	137,029
Masonite International Corporation
5.38%, 02/01/28 (b)	71,000	62,803
NAC Aviation 29 Designated Activity Company
4.75%, 06/30/26	105,878	88,726
Pitney Bowes Inc.
6.88%, 03/15/27 (b)	217,000	134,170
Summit Materials, LLC
5.25%, 01/15/29 (b)	150,000	131,985
Terex Corporation
5.00%, 05/15/29 (b)	191,000	163,892
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (b)	334,000	284,519
TransDigm Inc.
8.00%, 12/15/25 (b)	34,000	34,493
6.25%, 03/15/26 (b)	462,000	448,063
Transdigm UK Holdings PLC
6.88%, 05/15/26	51,000	48,507
Triumph Group, Inc.
8.88%, 06/01/24 (b)	65,000	64,263
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (b)	232,000	228,311
4.50%, 08/15/29 (b)	90,000	75,744
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (b)	70,000	62,456
4.63%, 04/15/29 (b)	368,000	305,586
Watco Companies, L.L.C.
6.50%, 06/15/27 (b)	171,000	156,064
		5,542,569
Financials 10.0%
Acrisure, LLC
7.00%, 11/15/25 (b)	129,000	117,942
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (b)	188,000	184,234
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (b)	57,000	53,613
Barclays PLC
8.00%, (100, 03/15/29) (g) (h)	200,000	177,192
Citigroup Inc.
5.00%, (100, 09/12/24) (g)	166,000	148,852
Corebridge Financial, Inc.
6.88%, 12/15/52 (b)	141,000	128,923
Credit Suisse Group AG
6.25%, (100, 12/18/24) (b) (g)	395,000	338,219
6.44%, 08/11/28 (b) (h)	250,000	232,537
Dana Financing Luxembourg S.a r.l.
5.75%, 04/15/25 (b)	47,000	44,793
Deutsche Bank Aktiengesellschaft
4.88%, 12/01/32	485,000	386,323
3.74%, 01/07/33 (h)	80,000	52,321
EG Global Finance PLC
6.75%, 02/07/25 (b)	180,000	161,550
8.50%, 10/30/25 (b)	230,000	201,250
Ford Motor Credit Company LLC
5.13%, 06/16/25	132,000	124,569
4.27%, 01/09/27	29,000	25,375
Freedom Mortgage Corporation
7.63%, 05/01/26 (b)	159,000	118,701
HUB International Limited
7.00%, 05/01/26 (b)	129,000	122,413
Icahn Enterprises L.P.
6.25%, 05/15/26	319,000	297,999
5.25%, 05/15/27	316,000	277,414
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (b) (c)	39,000	31,243
Markel Corporation
6.00%, (100, 06/01/25) (g)	157,000	153,180
Navient Corporation
6.13%, 03/25/24	140,000	136,315
6.75%, 06/15/26	112,000	101,787
4.88%, 03/15/28	130,000	99,457
5.63%, 08/01/33	107,000	72,027
NFP Corp.
6.88%, 08/15/28 (b)	156,000	121,680
7.50%, 10/01/30 (b)	93,000	88,651
Onemain Finance Corporation
6.13%, 03/15/24	195,000	188,026
5.38%, 11/15/29	130,000	100,613
PennyMac Financial Services, Inc.
5.75%, 09/15/31 (b)	87,000	62,767

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2022

	Shares/Par[1]	Value ($)
Rocket Mortgage, LLC
4.00%, 10/15/33 (b)	93,000	64,284
Stena International S.A R.L.
6.13%, 02/01/25 (b)	282,000	268,838
UBS Group AG
4.88%, (100, 02/12/27) (b) (g)	210,000	163,502
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (b)	86,000	75,483
6.38%, 02/01/30 (b)	372,000	300,093
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (b)	73,000	55,174
		5,277,340
Consumer Staples 7.2%
Albion Financing 2 S.a r.l.
8.75%, 04/15/27 (b)	159,000	133,358
Allied Universal Holdco LLC
6.63%, 07/15/26 (b)	264,000	235,341
9.75%, 07/15/27 (b)	254,000	209,141
4.63%, 06/01/28 (b)	61,000	46,969
Ashtead Capital, Inc.
5.50%, 08/11/32 (b)	200,000	185,360
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (b)	74,000	66,367
Hertz Vehicle Financing II LP
5.00%, 12/01/29 (b)	74,000	55,045
Kraft Heinz Foods Company
4.63%, 10/01/39	218,000	179,830
4.88%, 10/01/49	153,000	126,406
Marb Bondco PLC
3.95%, 01/29/31 (b)	327,000	236,474
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (b)	247,000	158,564
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (b)	189,000	156,133
Muzinich U.S. High Yield Corporate Bond Fund
9.75%, 08/15/26 (b)	147,000	141,609
Nielsen Finance LLC
5.88%, 10/01/30 (b)	140,000	139,071
4.75%, 07/15/31 (a) (b)	215,000	211,456
Pilgrim's Pride Corporation
5.88%, 09/30/27 (b)	131,000	127,364
4.25%, 04/15/31 (b)	426,000	341,730
3.50%, 03/01/32 (b)	48,000	36,203
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (b)	52,000	50,664
5.75%, 04/15/26 (b)	152,000	142,998
3.38%, 08/31/27 (b)	55,000	46,265
6.25%, 01/15/28 (b)	198,000	169,557
Safeway Inc.
5.88%, 02/15/28 (b)	282,000	260,147
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (b)	187,000	123,392
United Natural Foods, Inc.
6.75%, 10/15/28 (b)	258,000	237,038
		3,816,482
Health Care 4.4%
Avantor, Inc.
4.63%, 07/15/28 (b)	170,000	151,534
Bausch Health Companies Inc.
6.13%, 02/01/27 (a) (b)	117,000	81,158
4.88%, 06/01/28 (b)	41,000	26,414
Centene Corporation
2.50%, 03/01/31	48,000	36,319
Community Health Systems, Inc.
4.75%, 02/15/31 (b)	198,000	133,145
DaVita Inc.
3.75%, 02/15/31 (b)	185,000	131,850
HCA Inc.
5.38%, 02/01/25	109,000	107,717
IQVIA Inc.
5.00%, 05/15/27 (b)	125,000	117,596
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (b)	215,000	172,654
5.25%, 10/01/29 (a) (b)	308,000	232,537
Organon & Co.
5.13%, 04/30/31 (b)	152,000	124,677
Owens & Minor, Inc.
6.63%, 04/01/30 (b)	184,000	161,906
Tenet Healthcare Corporation
4.88%, 01/01/26 (b)	178,000	165,294
5.13%, 11/01/27 (b)	263,000	236,407
6.13%, 10/01/28 (b)	212,000	187,028
4.38%, 01/15/30 (b)	80,000	66,722
6.13%, 06/15/30 (b)	196,000	180,274
		2,313,232
Information Technology 3.6%
AMS-Osram AG
7.00%, 07/31/25 (a) (b)	582,000	530,384
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (b)	67,000	57,449
Boxer Parent Company Inc.
7.13%, 10/02/25 (b)	46,000	45,102
Commscope Finance LLC
6.00%, 03/01/26 (b)	81,000	74,610
Entegris Escrow Corporation
4.75%, 04/15/29 (b)	115,000	102,018
5.95%, 06/15/30 (b)	241,000	219,927
Entegris, Inc.
4.38%, 04/15/28 (b)	94,000	79,650
Logan Merger Sub, Inc.
5.50%, 09/01/27 (b)	216,000	132,808
Open Text Corporation
3.88%, 02/15/28 (b)	112,000	92,225
3.88%, 12/01/29 (b)	157,000	120,898
4.13%, 02/15/30 (b)	215,000	171,857
Seagate HDD Cayman
5.75%, 12/01/34	29,000	22,932
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (b)	263,000	209,730
6.50%, 07/15/28 (b)	78,000	52,427
		1,912,017
Materials 3.3%
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (b)	87,000	58,036
Carpenter Technology Corporation
6.38%, 07/15/28	63,000	58,842
CVR Partners, LP
6.13%, 06/15/28 (b)	32,000	28,023
First Quantum Minerals Ltd
7.50%, 04/01/25 (b)	121,000	116,455
6.88%, 10/15/27 (b)	231,000	207,894
FMG Resources (August 2006) Pty Ltd
6.13%, 04/15/32 (b)	147,000	126,219
Freeport-McMoRan Inc.
5.00%, 09/01/27	117,000	113,456
Hudbay Minerals Inc.
6.13%, 04/01/29 (b)	277,000	223,694
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (b)	95,000	79,139
LSF11 A5 Holdco LLC
6.63%, 10/15/29 (a) (b)	231,000	177,341
NOVA Chemicals Corporation
4.88%, 06/01/24 (b)	86,000	80,870
5.25%, 06/01/27 (b)	93,000	79,131
Olin Corporation
5.63%, 08/01/29	200,000	177,588
Pearl Merger Sub Inc.
6.75%, 10/01/28 (b)	159,000	122,436
Trinseo Materials Operating S.C.A.
5.13%, 04/01/29 (b)	195,000	115,056
		1,764,180
Utilities 2.2%
Calpine Corporation
4.50%, 02/15/28 (b)	217,000	190,010
5.13%, 03/15/28 (b)	212,000	183,325
3.75%, 03/01/31 (b)	72,000	56,617
DPL Inc.
4.13%, 07/01/25	114,000	105,466

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2022

	Shares/Par[1]	Value ($)
Pacific Gas And Electric Company
3.25%, 06/01/31	170,000	129,517
5.90%, 06/15/32	85,000	77,573
Vistra Operations Company LLC
5.50%, 09/01/26 (b)	95,000	88,730
5.00%, 07/31/27 (b)	229,000	206,761
4.38%, 05/01/29 (b)	105,000	87,760
4.30%, 07/15/29 (b)	34,000	29,005
		1,154,764
Real Estate 0.9%
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 05/15/28 (b)	93,000	86,355
Service Properties Trust
5.25%, 02/15/26	353,000	281,546
VICI Properties Inc.
4.25%, 12/01/26 (b)	90,000	80,836
		448,737
Total Corporate Bonds And Notes (cost $56,023,387)		48,396,358
SENIOR FLOATING RATE INSTRUMENTS 4.2%
Consumer Discretionary 1.5%
888 Acquisitions Limited
USD Term Loan B, 8.28%, (3 Month Term SOFR + 5.25%), 07/18/28 (i)	150,000	128,500
Flutter Entertainment Public Limited Company
Term Loan, 0.00%, (SOFR + 3.25%), 07/04/28 (i) (j)	150,000	146,226
Great Canadian Gaming Corporation
2021 Term Loan, 7.60%, (3 Month USD LIBOR + 4.00%), 11/01/26 (i)	155,000	147,637
Great Outdoors Group, LLC
2021 Term Loan B1, 6.27%, (1 Month USD LIBOR + 3.75%), 02/26/28 (i)	147,964	136,349
Groupe Solmax Inc.
Term Loan, 8.39%, (3 Month USD LIBOR + 4.75%), 12/30/24 (i)	113,801	100,430
Michaels Companies, Inc.
2021 Term Loan B, 6.50%, (3 Month USD LIBOR + 4.25%), 04/08/28 (i)	122,252	98,047
Mileage Plus Holdings LLC
2020 Term Loan B, 8.78%, (3 Month USD LIBOR + 5.25%), 12/31/23 (i)	46,740	46,848
		804,037
Communication Services 1.1%
Allen Media, LLC
2021 Term Loan B, 7.70%, (3 Month USD LIBOR + 5.50%), 02/10/27 (i)	172,593	148,646
GOGO Intermediate Holdings LLC
Term Loan B, 6.56%, (3 Month USD LIBOR + 3.75%), 04/21/28 (i)	151,419	146,612
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 7.44%, (SOFR + 4.50%), 01/25/29 (i)	139,149	130,278
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 6.75%, (3 Month USD LIBOR + 4.50%), 06/20/24 (i)	158,236	138,431
		563,967
Information Technology 0.6%
CoreLogic, Inc.
Term Loan, 6.06%, (1 Month USD LIBOR + 3.50%), 04/14/28 (i)	90,090	67,342
Cornerstone OnDemand, Inc.
2021 Term Loan, 6.27%, (1 Month USD LIBOR + 3.75%), 09/08/26 (i)	69,527	58,055
Peraton Corp.
Term Loan B, 6.27%, (1 Month USD LIBOR + 3.75%), 02/22/28 (i)	141,198	133,574
Verifone Systems, Inc.
2018 1st Lien Term Loan, 7.00%, (3 Month USD LIBOR + 4.00%), 08/09/25 (i)	61,996	55,216
		314,187
Industrials 0.5%
American Airlines, Inc.
2021 Term Loan, 7.46%, (3 Month USD LIBOR + 4.75%), 03/10/28 (i)	187,000	180,829
United Airlines, Inc.
2021 Term Loan B, 6.53%, (3 Month USD LIBOR + 3.75%), 04/14/28 (i)	53,424	50,894
		231,723
Health Care 0.3%
Advisor Group, Inc.
2021 Term Loan, 7.02%, (1 Month USD LIBOR + 4.50%), 07/31/26 (i)	83,078	78,852
Lonza Group AG
USD Term Loan B, 6.25%, (3 Month USD LIBOR + 4.00%), 04/29/28 (i)	81,055	71,936
		150,788
Materials 0.2%
PMHC II, Inc.
2022 Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 02/03/29 (i) (j)	150,000	120,445
Financials 0.0%
NAC Aviation 8 Limited (Nordic Aviation)
2022 1st Lien Revolver, 0.00%, 03/31/26 (j) (k)	18,222	18,222
Total Senior Floating Rate Instruments (cost $2,388,568)		2,203,369
INVESTMENT COMPANIES 1.0%
iShares Broad USD High Yield Corporate Bond ETF	15,247	512,604
Total Investment Companies (cost $586,552)		512,604
COMMON STOCKS 0.3%
Energy 0.1%
MPLX LP	2,200	66,022
Financials 0.1%
Nordic Aviation Capital Designated Activity Company (k) (l)	1,868	37,360
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (l)	8,143	11,156
iHeartMedia, Inc. - Class A (l)	3,283	24,064
		35,220
Total Common Stocks (cost $222,417)		138,602
SHORT TERM INVESTMENTS 7.9%
Securities Lending Collateral 5.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07% (m)	3,097,688	3,097,688
Investment Companies 1.5%
State Street U.S. Government Money Market Fund - Premier Class, 2.90% (m)	811,725	811,725
U.S. Treasury Bill 0.5%
Treasury, United States Department of
3.73%, 03/16/23 (n)	280,000	275,255
Total Short Term Investments (cost $4,184,662)		4,184,668
Total Investments 105.1% (cost $63,405,586)		55,435,601
Other Assets and Liabilities, Net (5.1)%		(2,674,851)
Total Net Assets 100.0%		52,760,750

(a) All or a portion of the security was on loan as of September 30, 2022.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2022, the value and the percentage of net assets of these securities was $38,253,302 and 72.5% of the Fund.

(c) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2022.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Convertible security.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2022

determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) This senior floating rate interest will settle after September 30, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Non-income producing security.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.

(n) The coupon rate represents the yield to maturity.

PPM High Yield Core Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	387,388	350,352	0.7

Abbreviations and additional footnotes are defined on page 13

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2022

Currency Abbreviations:

USD - United States Dollar

Abbreviations:

ETF - Exchange Traded Fund
LIBOR – London Interbank Offered Rate
MBS - Mortgage-Backed Security
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced (Securities purchased on a delayed delivery basis)
U.S. or US - United States

1Par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in contracts.

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2022

Securities Lending and Securities Lending Collateral. All Funds are approved to participate in agency based securities lending with State Street Bank and Trust Company (“State Street” or “Custodian”). Per the securities lending agreements, State Street is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: US equities – 102%; US corporate fixed income – 102%; US government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral requirements are evaluated at the close of each business day; any additional collateral required is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. State Street has agreed to indemnify the Funds in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Funds bear the market risk with respect to the collateral investment and securities loaned. The Funds also bear the risk that State Street may default on its obligations to the Funds. Non-cash collateral may include US government securities; US government agencies’ debt securities; and US government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Funds receive lending fees negotiated with the borrower. State Street has agreed to indemnify the Funds with respect to the market risk related to the non-cash collateral investments.

The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust, which is an open-end management company registered under the Investment Company Act of 1940, as amended (“the 1940 Act”). The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Security Valuation. Under the Trust's valuation policy and procedures (“Valuation Policies and Procedures”), the Trust’s Board of Trustees (“Board” or “Trustees”), on behalf of each Fund, has designated to Jackson National Asset Management LLC (“JNAM” or the “the Administrator”) the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the net asset value (“NAV”) of each Fund. Further, the Board has designated the Adviser as the Valuation Designee. As the Valuation Designee, the Adviser has established a Valuation Committee (the “Valuation Committee”) and adopted valuation procedures and guidelines (the “Valuation Procedures”) pursuant to which the Adviser determines the “fair value” of a security for which market quotations are not readily available, or are determined to be not reflective of market value.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of a Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. Consistent with legal requirements, calculation of a Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent a NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.

The NAV per share of each Fund is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Pricing services are generally used to evaluate debt securities. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. Exchange-traded options are valued by approved pricing sources at the last traded price prior to the close of business on the local exchange. In the event that current day trades are unavailable, or the trade price falls outside of the current bid ask spread, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE, unless an unexpected disruption on the NYSE and the Funds’ valuation policies require the Administrator to determine the “fair value” of the contracts.

Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Under the Trust’s valuation procedures, a “significant event” affecting a single issuer might include, but is not limited to, an announcement by the issuer, a competitor, a creditor, a major holder of the issuer’s securities, a major customer or supplier, or a governmental, regulatory or self-regulatory authority relating to the issuer, the issuer’s products or services, or the issuer’s securities. A “significant event” affecting multiple issuers might include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. Securities are fair valued based on observable and unobservable inputs, including the Administrator's or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Valuation Committee, the Administrator may utilize pricing services or other sources in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2022

forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

The Valuation Committee reviews fair value determinations pursuant to the Valuation Procedures. The Valuation Committee will also review the value of restricted securities, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price is not reflective of the market value (e.g. disorderly market transactions).

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, swap agreements valued by pricing services, American Depositary Receipts and Global Depositary Receipts for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2022, by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
PPM Core Plus Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	21,949,314	—	21,949,314
Corporate Bonds And Notes	—	18,990,831	—	18,990,831
Non-U.S. Government Agency Asset-Backed Securities	—	5,384,067	—	5,384,067
Senior Floating Rate Instruments	—	999,842	—	999,842
Common Stocks	—	—	24,300	24,300
Short Term Investments	2,456,760	—	—	2,456,760
	2,456,760	47,324,054	24,300	49,805,114
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	266,656	—	—	266,656
	266,656	—	—	266,656
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(388,006)	—	—	(388,006)
	(388,006)	—	—	(388,006)

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
PPM High Yield Core Fund
Assets - Securities
Corporate Bonds And Notes	—	48,396,358	—	48,396,358
Senior Floating Rate Instruments	—	2,185,147	18,222	2,203,369
Investment Companies	512,604	—	—	512,604
Common Stocks	101,242	—	37,360	138,602
Short Term Investments	3,909,413	275,255	—	4,184,668
	4,523,259	50,856,760	55,582	55,435,601

1 All derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at September 30, 2022.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.